Staff numbers and costs (Details Narrative) $ in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Employee benefits and share based compensation	$ 957	$ 1,120	$ 1,578
Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Employee benefits and share based compensation	325,000	325,000
Directors [member]
IfrsStatementLineItems [Line Items]
Employee benefits and share based compensation	358,292	347,179	376,043
Highest paid director [member]
IfrsStatementLineItems [Line Items]
Employee benefits and share based compensation	$ 85,571	$ 81,819	$ 91,029
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Number of employees	8	10	10